Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	¥ 175,702	¥ 179,485	¥ 708,767
Income tax expense	(120,780)	(145,165)	(132,039)
Net income attributable to noncontrolling interests	(1,194)	(2,858)	1,543
Net income attributable to NHI shareholders	224,785	213,591	¥ 107,234
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	5,995	¥ 128
Income tax expense	(983)
Net income	¥ 5,012	¥ 128
Net income attributable to noncontrolling interests
Net income attributable to NHI shareholders	¥ 5,012	¥ 128
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	4,879	4,220
Income tax expense	(1,481)	(2,065)
Net income	3,398	2,155
Net income attributable to noncontrolling interests	(841)	(556)
Net income attributable to NHI shareholders	¥ 2,557	¥ 1,599